Shareholder Report, Line Graph (Details) 197740_Reinhart International PMV Fund_Advisor Class_TSR Annual {Advisor Class} - USD ($)					12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2026
Advisor Class
Account Value [Line Items]
Accumulated Value	$ 13,877	$ 11,933	$ 10,376	$ 10,000	$ 17,322
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI AC WORLD INDEX ex USA Net (USD)
Accumulated Value	13,093	11,510	9,859	10,000	$ 17,384
Morningstar Global ex-US Target Market Exposure NR USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar Global ex-US Target Market Exposure NR USD
Accumulated Value	$ 13,073	$ 11,550	$ 9,880	$ 10,000	$ 17,322